Wells, Pipelines, Properties, Plant and Equipment, Net	12 Months Ended
Dec. 31, 2021
Text block [abstract]
Wells, Pipelines, Properties, Plant and Equipment, Net
NOTE 13.	WELLS, PIPELINES, PROPERTIES, PLANT AND EQUIPMENT, NET
As of December 31, 2021 and 2020, wells, pipelines, properties, plant and equipment, net, is presented as follows:

	Plants		Drilling equipment	Pipelines	Wells	Buildings	Offshore platforms	Furniture and equipment	Transportation equipment	Construction in progress (1)	Land	Unproductive fixed assets	Total fixed assets
Investment
Balances as of January 1, 2020		848,841,327	13,092,824	460,935,077	1,303,668,946	63,318,227	326,482,942	50,407,562	16,355,218	139,925,440	44,149,536	—	3,267,177,099
Acquisitions		13,934,129	246,351	1,911,502	15,602,539	1,118,794	3,696,726	294,329	552,865	131,963,334	543,472	—	169,864,041
Reclassifications		(1,446,201)	—	228,056	—	361,131	—	410,240	7,586	(1,234,963)	115,107	24,601	(1,534,443)
Capitalization		9,906,725	—	19,022,425	42,183,243	616,006	15,695,486	8,835	1,532	(87,150,784)	(283,468)	—	—
(Impairment)		(66,031,126)	—	(9,392,862)	(48,028,474)	(65,964)	(16,210,995)	—	—	(20,210,911)	—	—	(159,940,332)
Reversal of impairment		9,797,281	153,456	11,943,047	73,801,995	1,563,299	25,872,979	8,159	426,560	19,856	—	—	123,586,632
Disposals		(3,297,113)	—	(2,855,580)	—	(6,599,754)	(1,184,109)	(2,300,115)	(514,229)	(1,441,548)	(298,828)	(24,601)	(18,515,877)

Balances as of December 31, 2020	Ps.	811,705,022	13,492,631	481,791,665	1,387,228,249	60,311,739	354,353,029	48,829,010	16,829,532	161,870,424	44,225,819	—	3,380,637,120

Acquisitions		16,202,848	57,182	4,008,698	31,584,832	287,710	4,630,358	974,167	326,998	122,214,783	57,092		180,344,668
Reclassifications		3,218,834	—	(507,065)	64,049	115	(2,931,778)	2,049	130,971	127,142	276,866	524,679	905,862
Impairment presentation (2)		113,522,135	(1,217)	24,292,290	121,070,386	9,817,972	67,305,005	(328,799)	6,303,440	36,777,946	—	—	378,759,158
Capitalization		8,292,881	—	3,923,149	43,076,120	294,044	4,659,693	152,540	5,235,745	(65,840,388)	206,216		—
Disposals		(1,455,531)	—	(18,032,858)	(95,061,066)	—	(12,131,094)	(318,412)	(292,249)	(1,714,397)	—	(524,679)	(129,530,286)
Balances as of December 31, 2021	Ps.	951,486,189	13,548,596	495,475,879	1,487,962,570	70,711,580	415,885,213	49,310,555	28,534,437	253,435,510	44,765,993	—	3,811,116,522

Accumulated depreciation and amortization
Balances as of January 1, 2020		(481,465,163)	(5,517,449)	(189,419,296)	(1,025,041,461)	(43,624,163)	(193,535,087)	(43,047,957)	(7,977,961)	—	—	—	(1,989,628,537)
Depreciation and amortization		(42,071,837)	(384,993)	(14,042,861)	(56,325,342)	(1,989,834)	(11,671,929)	(2,249,987)	(895,037)	—	—	—	(129,631,820)
Reclassifications		1,782,525	—	(90,590)	—	(103,562)	—	(203,053)	149,123	—	—	—	1,534,443
Disposals		1,172,277	—	2,576,418	—	5,824,019	968,552	2,164,127	512,922	—	—	—	13,218,315

Balances as of December 31, 2020	Ps.	(520,582,198)	(5,902,442)	(200,976,329)	(1,081,366,803)	(39,893,540)	(204,238,464)	(43,336,870)	(8,210,953)	—	—	—	(2,104,507,599)

Depreciation and amortization		(39,126,110)	(395,756)	(16,731,217)	(56,070,192)	(1,846,486)	(16,627,864)	(2,008,187)	(625,553)	—	—	—	(133,431,365)
Reclassifications		(4,541,518)	15,413	(90,202)	(89,082)	5,701,953	51,568	59,141	103,085	(2,116,220)	—	—	(905,862)
Impairment presentation (2)		(113,522,135)	1,217	(24,292,290)	(121,070,386)	(9,817,972)	(67,305,005)	328,799	(6,303,440)	(36,777,946)	—	—	(378,759,158)
(Impairment)		(43,670,755)	—	(25,193,511)	(62,151,433)	—	(5,503,546)	—	(108,749)	(21,233,314)	—	—	(157,861,308)
Reversal of impairment		38,499,016	—	23,545,676	72,569,176	—	20,727,844	—	—	1,309,001	—	—	156,650,713
Disposals		453,965	—	7,300,538	65,307,692	—	8,820,911	261,910	85,648	—	—	—	82,230,664

Balances as of December 31, 2021	Ps.	(682,489,735)	(6,281,568)	(236,437,335)	(1,182,871,028)	(45,856,045)	(264,074,556)	(44,695,207)	(15,059,962)	(58,818,479)	—	—	(2,536,583,915)

Wells, pipelines, properties, plant and equipment — net as of December 31,2020	Ps.	291,122,824	7,590,189	280,815,336	305,861,446	20,418,199	150,114,565	5,492,140	8,618,579	161,870,424	44,225,819	—	1,276,129,521

Wells, pipelines, properties, plant and equipment — net as of December 31,2021	Ps.	268,996,454	7,267,028	259,038,544	305,091,542	24,855,535	151,810,657	4,615,348	13,474,475	194,617,031	44,765,993	—	1,274,532,607

	Plants	Drilling equipment	Pipelines	Wells	Buildings	Offshore platforms	Furniture and equipment	Transportation equipment	Construction in progress (1)	Land	Unproductive fixed assets	Total fixed assets
Depreciation rates	3 to 5%	5%	2 to 7%	—	3 to 7%	4%	3 to 10%	4 to 20%	—	—	—	—
Estimated useful lives	20 to 35	20	15 to 45	—	33 to 35	25	3 to 10	5 to 25	—	—	—	—

(1)	Mainly wells, pipelines and plants.
(2)
To present the accumulated effect of impairment as part of the accumulated depreciation and amortization. This presentation does not affect the net value of wells, pipelines, properties, plant and equipment.

A.
As of December 31, 2021, 2020 and 2019, the financing cost identified with fixed assets in the construction or installation stage, capitalized as part of the value of such fixed assets, was Ps. 3,106,007, Ps. 3,893,248 and Ps. 2,959,025, respectively. Financing cost rates during 2021, 2020 and 2019 were 6.10% to 7.05%, 5.75% to 7.08% and 5.27% to 6.84%, respectively.

B.
The combined depreciation of fixed assets and amortization of wells for the fiscal years ended December 31, 2021, 2020 and 2019, recognized in operating costs and expenses, was Ps. 133,431,365, Ps. 129,631,820 and Ps. 137,187,010, respectively. These figures include Ps. 108,509,633, Ps. 101,339,417 and Ps. 103,173,593 for oil and gas production assets and costs related to plugging and abandonment of wells for the years ended December 31, 2021, 2020 and 2019 of Ps. 143,779, Ps. 2,731,317 and Ps. 4,700,151, respectively.

C.
As of December 31, 2021 and 2020, provisions relating to future plugging of wells costs amounted to Ps. 70,144,756 and Ps. 77,125,513, respectively, and are presented in the “Provisions for plugging of wells” (see Note 20).

D.
As of December 31, 2021, 2020 and 2019, acquisitions of property, plant and equipment include transfers from wells unassigned to a reserve for Ps. 15,608,296, Ps. 6,229,356 and Ps. 5,986,055 respectively (see Note 14).

E.
As of December 31, 2021, 2020 and 2019, the translation effect of property, plant and equipment items from a different currency than the presentation currency was Ps. 2,477,528, Ps. 490,203 and Ps. (1,776,684), respectively, which was mainly plant.

F.
As of December 31, 2021, 2020 and 2019, PEMEX recognized a net impairment of Ps. (1,210,595), Ps. (36,353,700), Ps. (31,283,154), respectively, which is presented as a separate line item in the consolidated statement of comprehensive income as follows:

	2021				2020			2019
	(Impairment)		Reversal of impairment	(Impairment) / Reversal of impairment, net	(Impairment)	Reversal of impairment	(Impairment) / Reversal of impairment, net	(Impairment)	Reversal of impairment	(Impairment) / Reversal of impairment, net
Pemex Exploration and Production	Ps.	(28,140,777)	62,703,608	34,562,831	(31,882,681)	66,914,222	35,031,541	(133,523,711)	29,487,824	(104,035,887)
Pemex Industrial Transformation		(32,714,562)	561,370	(32,153,192)	(71,761,571)	—	(71,761,571)	(1,275,480)	43,519,422	42,243,942
Pemex Logistics		(3,161,108)	—	(3,161,108)	—	426,560	426,560	—	34,119,240	34,119,240
PMI Azufre Industrial		(176,674)	—	(176,674)	—	42,214	42,214	(796,263)	—	(796,263)
Gas Bienestar		(282,452)	—	(282,452)
Pemex Fertilizers		—	—	—	(92,444)	—	(92,444)	(2,298,775)	—	(2,298,775)
PMI NASA		—	—	—	—	—	—	(1,162,014)	646,603	(515,411)

Total	Ps.	(64,475,573)	63,264,978	(1,210,595)	(103,736,696)	67,382,996	(36,353,700)	(139,056,243)	107,773,089	(31,283,154)

Cash-Generating Unit of Pemex Exploration and Production
As of December 31, 2021, 2020 and 2019, Pemex Exploration and Production recognized a net impairment, net reversal of impairment, and net impairment of Ps. (34,562,831), Ps. 35,031,541, and Ps. (104,035,887), respectively.

The net (impairment) and net reversal of impairment were in the following CGUs:

		2021	2020	2019
Chuc	Ps.	26,962,489	—	—
Crudo Ligero Marino		20,238,978	—	949,645
Aceite Terciario del Golfo		13,493,509	29,954,188	—
Arenque		803,256	—	—
Tamaulipas Constituciones		684,765	—	—
Ixtal - Manik		481,673	—	—
Cuenca de Macuspana		38,938	735,919	—
Cantarell		—	23,218,889	—
Burgos		—	9,084,982	7,929,552
Tsimin Xux		—	3,920,244	—
Yaxche		—	—	20,608,627

Reversal of impairment		62,703,608	66,914,222	29,487,824

Burgos		(12,517,196)	—	—
Cantarell		(5,782,224)	—	(48,664,886)
Tsimin Xux		(4,600,479)	—	(1,062,635)
Antonio J. Bermúdez		(1,815,596)	(9,705,730)	(3,562,021)
Ebano		(1,281,396)	—	—
Misión		(908,043)
Lakach		(705,781)	(1,269,083)	(56,119)
Ogarrio Magallanes		(530,062)	—	—
Chuc		—	(11,321,001)	(25,431,950)
Ayín Alux		—	(3,269,173)	(2,220,696)
Tamaulipas Constituciones		—	(2,819,337)	—
Crudo Ligero Marino		—	(2,213,428)	—
Arenque		—	(803,256)	—
Ixtal – Manik		—	(481,673)	(5,047,793)
Aceite Terciario del Golfo		—	—	(46,284,407)
Cuenca de Macuspana		—	—	(166,013)
Poza Rica		—	—	(1,027,191)

(Impairment)		(28,140,777)	(31,882,681)	(133,523,711)

Reversal (impairment) net	Ps.	34,562,831	35,031,541	(104,035,887)

As of December 31, 2021, Pemex Exploration and Production recognized a net reversal of impairment of Ps. 34,562,831 mainly due to: (i) an increase in crude oil prices, generating a positive effect of Ps. 143,823,094 mainly in Aceite Terciario del Golfo (“ATG”), Chuc, Crudo Ligero Marino and Ixtal Manik CGUs; (ii) the positive effect due to an exchange rate of Ps. 13,361,080, from Ps. 19.9478 = U.S. $1.00 as of December 31, 2020, to Ps. 20.5835 = U.S. $1.00 as of December 31, 2021; and (iii) a slight positive effect in the discount rate of Ps. 624,875, or in percentage terms, from 6.23% in 2020 to 6.89% in 2021. These effects were partially offset by (i) a decrease in production profiles volume in the barrel of crude oil equivalent of Ps. 34,944,968 and higher transportation and distribution costs of Ps. 67,992,525 mainly in Cantarell, Burgos, Antonio J. Bermúdez and Macuspana, CGUs; (ii) an increase in proven reserves in the new Ixachi, Quequi, Xikin, Jaatsul, Cheek, Uchbal, TetL, Teekit, Suuk, Pokche and Mulach fields; (iii) a negative tax effect of Ps. 18,119,284, due to higher income as a result of an increase in hydrocarbon prices, exchange rate and an increase
 in the discount rate with respect to December 31, 2020 mainly in ATG, Chuc, Crudo Ligero Marino and Tsimin Xux CGUs; and (iv) an impairment of Ps. 2,189,440 in Exploration and Extraction Contracts for Misión and Ébano CGUs.
Each project represents the smallest unit which can concentrate the core revenues, with clear costs and expenses that enable future cash flows (value in use) to be determined.
Pemex Exploration and Production determines the recoverable amount of fixed assets based on the long-term estimated prices for Pemex Exploration and Production’s proved reserves. The recoverable amount on each asset is the value in use.
As of December 31, 2020, Pemex Exploration and Production recognized a net reversal of impairment of Ps. 35,031,541 mainly due to: (i) an increase in crude oil prices, generating a positive effect of Ps. 50,763,557 mainly in the Cantarell and Aceite Terciario del Golfo (ATG) CGUs (ii) an increase in the volume of barrels of crude oil equivalent, generating an effect of Ps. 33,784,306 mainly in the ATG, Burgos and Crudo Ligero Marino CGUs. Additionally, there were increases in proven reserves in new fields, including Ixachi, Xikin, Jaatsul, Cheek, Uchbal, Tetl, Teekit, Suuk, Pokche and Mulach; (iii) the positive effect due to an exchange rate of Ps. 21,067,337, mainly in Cantarell, ATG and Burgos CGUs, from Ps. 18.8452 = U.S. $1.00 as of December 31, 2019 to Ps. 19.9487 = U.S. $1.00 as of December 31, 2020; (iv) an increase in taxes of Ps. 3,844,410 was recognized due to a lower income in the production and price profiles as compared to December 31, 2019, impacting Antonio J. Bermúdez, Chuc and Tsimin Xux CGUs, among others. These effects were partially offset by an increase in the discount rate of Ps. 74,428,069, or in percentage terms, from 6.18% in 2019 to 6.23% in 2020, which motivated the CGUs with higher revenues, sales volume, price and exchange rates to recognize this effect.
As of December 31, 2019, Pemex Exploration and Production recognized a net impairment of Ps. (104,035,887) mainly due to: (i) a decrease in production profiles volume in the barrel of crude oil equivalent generating a negative effect of Ps. (225,019,093), mainly in the Aceite Terciario del Golfo (“ATG”), Cantarell Chuc and Crudo Ligero Marino CGU. There were increases in the volume production profiles of new fields located in the CGU Yaxche (Xikin, Tetl, Teekit, Suuk, Pokche and Mulach fields) and Cuenca the Veracruz CGU (Ixachi field); however, these effects were only offset by those CGUs that presented a decrease in their production profiles; (ii) a decrease in crude oil and gas prices, generating a negative effect of Ps. (58,110,000) mainly in Cantarell, ATG, Chuc and Tsimin Xux ; (iii) a decrease in exchange rate from Ps. 19.6829 = U.S. $1.00 as of December 31, 2018 to Ps. 18.8452 = U.S. $1.00 of December 31, 2019 resulting in a negative effect of Ps. (15,307,000) mainly in Cantarell, Yaxché, Chuc and Tsimin Xux CGUs; (iv) derived from the application of the Energy Reform in 2013, which defined that the exploratory wells of Round 1.3 will not contribute resources to Pemex Exploration and Production, and for that reason, an impairment of Ps. (9,477,854) was recognized. These effects were offset by (i) an increase in discount rate of Ps. 120,821,000 due to the updating of comparable companies taken as reference to the determination of the discount rate with the same risk profile, mainly in the ATG, Cantarell and Chuc; (ii) a net benefit from lower income in production profile of Ps. 17,258,000, mainly in ATG, Cantarell and Chuc as a result of lower income in their production profiles; and (iii) during 2020
,
Pemex Exploration and Production carried out an analysis of the distribution of costs used for the determination of the value in use of some of the CGUs, resulting in changes associated with the distribution of costs of internal services, as well as an improvement in the determination of cost-sharing factors, resulting in Ps. 65,799,060 of reversal of impairment.
The CGUs of Pemex Exploration and Production are investment projects in productive fields with hydrocarbon reserves associated with proved reserves. These productive hydrocarbon fields contain varying degrees of heating power consisting of a set of wells and are supported by fixed assets associated directly with production, such as pipelines, production facilities, offshore platforms, specialized equipment and machinery.
To determine the value in use of long-lived assets associated to hydrocarbon extraction, the net present value of reserves is determined based on the following assumptions:

	2021	2020	2019
Average crude oil price	56.60 USD/bl	52.96 USD/bl	48.69 USD/bl
Average gas price	4.66 USD/mpc	5.21 USD/mpc	5.07 USD/mpc
Average condensates price	65.50 USD/bl	61.09 USD/bl	57.67 USD/bl
After-tax discount rate	6.89 % annual	6.23% annual	6.18% annual
Pre-tax discount rate	10.68 % annual	9.72% annual	9.67% annual
For 2021, 2020 and 2019 the total forecast production, calculated with a horizon of 25 years, was 7,341 million, 6,731 million and 7,123 million barrels per day of crude oil equivalent, respectively.
Pemex Exploration and Production, in compliance with practices observed in the industry, estimates the recovery value of an asset by determining its value in use, based on cash flows associated with proved reserves after taxes and using a discount rate, also after taxes. Cash flows related to plugging wells provision costs are excluded in this computation of discounted cash flows.
As of December 31, 2021, 2020 and 2019, values in use for CGU with impairment or reversal of impairment are:

		2021	2020	2019

Chuc	Ps.	86,217,289	63,880,611	72,301,156
Aceite Terciario del Golfo		75,544,451	39,947,448	12,667,016
Cantarell		54,669,897	125,953,979	101,446,620
Crudo Ligero Marino		34,424,670	24,233,795	18,935,146
Tsimin Xux		29,336,464	25,910,556	28,116,300
Ogarrio Magallanes		25,089,823	—	—
Ixtal – Manik		23,071,621	12,647,284	19,024,166
Antonio J. Bermúdez		18,666,302	24,027,588	39,195,252
Ebano		7,573,109	—	—
Arenque		5,989,783	4,908,009	—
Tamaulipas Constituciones		5,878,883	5,416,487	—
Burgos		4,403,791	17,487,412	10,731,645
Cuenca de Macuspana		722,874	1,096,972	432,365
Misión		101,442	—	—
Ayín Alux		—	6,213,753	2,705,441
Lakach		—	(169,119)	(2,426,036)
Yaxche		—	—	93,677,507
Poza Rica		—	—	15,029,941

Total	Ps.	371,690,399	351,554,775	411,836,519

Cash-Generating Units of Pemex Industrial Transformation
As of December 31, 2021, 2020 and 2019, Pemex Industrial Transformation recognized a net impairment, a net reversal of impairment and a net reversal of impairment of
Ps.
(32,153,192), Ps. (71,761,571) and Ps. 42,243,942, respectively.
The net (impairment) and net reversal of impairment were in the following CGUs:

		2021	2020	2019
Madero Refinery	Ps.	(13,216,074)	(18,412,687)	—
Tula Refinery		(6,446,357)	(2,820,750)	—
Minatitlán Refinery		(4,678,358)	(37,432,703)	—
Salina Cruz Refinery		(3,263,131)	—	—
Cadereyta Refinery		(2,195,115)	(2,083,755)	—
Salamanca Refinery		(2,187,781)	(5,386,525)	—
Cosoleacaque Petrochemical Complex		(726,631)	—	—
Cangrejera Ethylene Processor Complex		(1,115)	(1,484,489)	—
Morelos Petrochemical Complex		—	(2,048,039)	—
Nuevo Pemex Gas Processor Complex		—	(1,080,831)	—
Ciudad Pemex Gas Processor Complex		—	(709,127)	—
Morelos Ethylene Processor Complex		—	(302,665)	—
Pajaritos Petrochemical Complex		—	—	(1,275,480)

(Impairment)		(32,714,562)	(71,761,571)	(1,275,480)

Morelos Petrochemical Complex		365,522	—	7,547,233
Pajaritos Petrochemical Complex		195,848	—	—
Cosoleacaque Petrochemical Complex		—	—	—
Minatitlán Refinery		—	—	9,391,433
Tula Refinery		—	—	2,180,073
Salina Cruz Refinery		—	—	13,535,526
Madero Refinery		—	—	7,721,233
Cangrejera Petrochemical Complex		—	—	3,143,924

Reversal of de impairment		561,370	—	43,519,422

Net (impairment) reversal of impairment	Ps.	(32,153,192)	(71,761,571)	42,243,942

As of December 31, 2021, the net impairment of Ps. (32,153,192) was mainly the result of the following factors: (i) the inability to achieve the projected production rate due to operational issues; (ii) the Ultra Low Sulfur Gasoline (Gubas or ULSG) and Ultra Low Sulfur Diesel (Dubas or ULSD) projects have not received any resources for their continuation and no provision is made for the continuation of these works within the approved budget for 2022; and (iii) the total impairment in the Madero Refinery due to high operating costs and expenses. These effects were partially offset by (i) a projected increase in revenues due to the increase in sales prices for secondary petrochemical UGEs; (ii) an increase in the exchange rate of the peso against the U.S. dollar, from a peso/U.S. dollar exchange rate of Ps. 19.9487 = U.S. $1.00 as of December 31, 2020, to Ps. 20.5835 = U.S. $1.00 as of December 31, 2021; and (iii) a decrease in the discount rate from 10.83% in 2020 to 9.45% in 2021.

As of December 31, 2020, the impairment of Ps. (71,761,571) was mainly due to (i) lower production levels, mainly at the Madero, Minatitlan and Tula Refineries due to a lower crude oil processing rate than previously projected; (ii) decrease in the price of products; (iii) a decrease in the discount rate of CGUs of refined products and gas by 0.64% and 0.46% respectively, and increase in petrochemicals by 1.15% and ethylene by 0.26%; and (iv) the depreciation of the peso against the U.S. dollar, from a peso/U.S. dollar exchange rate of Ps. 18.8452 = U.S. $1.00 as of December 31, 2019 to Ps. 19.9487 = U.S. $1.00 as of December 31, 2020, which are used as cash flows when U.S. dollars are taken as reference.

In 2019, the net reversal of impairment was mainly due to (i) important maintenance plans to recover assets use levels; (ii) a greater supply of light crude oil by Pemex Exploration and Production improving the quality of refined products such as gasoline, turbosines and decreasing residual products such as fuel oil; (iii) an increase in the discount rate of CGUs of refined products, gas, petrochemicals and a decrease in ethylene by 0.03%, 0.09%, 0.06%, and 0.5% respectively, due to the effect of weighting of elements with which the references are determined; and (iv) the appreciation of the peso against the U.S. dollar, from a peso/U.S. dollar exchange rate of Ps. 19.6829 = U.S. $1.00 as of December 31, 2018 to Ps. 18.8452 = U.S. $1.00 as of December 31, 2019, which are used as cash flows when U.S. dollars are taken as reference.
To determine the value in use of long-lived assets associated with the CGUs of Pemex Industrial Transformation, the net present value of cash flows was determined based on the following assumptions:

	As of December 31,
	2021	2020	2019	2021	2020	2019	2021	2020	2019	2021	2020	2019	2021
	Refining			Gas			Petrochemicals		Ethylene**			Fertilizers
Average crude oil Price	60.40 usd	48.89 usd	54.13 usd	N.A.				N.A.		N.A.			N.A
Processed volume (i)	891 mbd	920 mbd	723 mbd	2,148 mmpcd of humid gas	2,134 mmpcd of humid gas	2,056 mmpcd of humid gas		Variable because the load inputs are diverse
Rate of U.S. dollar	$20.5835	$19.9487	$18.8452	$20.5835	$19.9487	$18.8452	$20.5835	19.9487	$18.8452	$20.5835	19.9487	$18.8452	$20.5835
Useful lives of the cash-generating units (year average)	11	12	12	7	7	7	6	7	7	5	6	6	5
Discount rate	9.45%	10.83%	11.47%	10.15%	9.76%	10.22%	8.63%	9.76%	8.61%	8.63%	8.29%	8.03%	9.96%
Period *	2022-2033	2020 - 2032	2020 - 2032	2022 - 2029	2020 - 2027	2020 - 2027	2022 - 2027	2020 - 2027	2020 - 2027	2020-2026			2020-2026

*	The first 5 years are projected and stabilize at year 6.
**	This entity was merged into Pemex Industrial Transformation on July 1, 2019.
(i)	Average of the first 4 years.
N.A. Non-applicable
CGUs in Pemex Industrial Transformation are processing centers grouped according to their types of processes as refineries, gas complex processors, and petrochemical centers. These centers produce various finished products for direct sale to customers or intermediate products that can be processed in another of its CGUs or by a third party. Each processing center of Pemex Industrial Transformation represents the smallest unit that has distinguishable revenues, with clear costs and expenses that enable future cash flows (value in use) to be determined.
Cash flow determinations are made based on PEMEX’s business plans, operating financial programs, forecasts of future prices of products related to the processes of the CGUs, budget programs and various statistical models that consider historical information of processes and the capacity of various processing centers.
The recoverable amount of assets is based on each asset’s value in use. The value in use for each asset is calculated based on discounted cash flows, taking into consideration the volumes to be produced and sales to be carried out. As of December 31, 2021, 2020 and 2019, the value in use for the impairment of fixed assets was as follows:

		2021	2020	2019

Salamanca Refinery	Ps.	51,998,803	44,777,784	—
Tula Refinery		39,815,742	34,829,922	40,450,717
Cadereyta Refinery		39,432,148	40,793,541	—
Salina Cruz Refinery		31,909,325	30,422,588	—
Minatitlán Refinery		20,545,810	18,819,247	61,673,158
Morelos Ethylene Processor Complex		7,903,064	9,396,765	13,731,548
Cangrejera Ethylene Processor Complex		625,255	11,493,567	—
Madero Refinery		—	6,799,072	27,840,687
Pajaritos Ethylene Processor Complex		—	—	1,275,480

Total	Ps.	192,230,147	197,332,486	144,971,590

Cash-Generating Units of Pemex Logistics
As of December 31, 2021, 2020 and 2019, Pemex Logistics recognized an impairment for Ps. (3,161,108), and reversal of impairment for Ps. 426,560 and Ps. 34,119,240, respectively.
The net (impairment) and reversal of impairment were in the
following CGUs:

		2021	2020	2019

Construction in progress	Ps.	(2,927,035)	—	—
Vessel		(234,073)	—	—
(Impairment)		(3,161,108)	—	—

Vessel		—	303,516	—
Land and transport (white pipelines)		—	123,044	—
Pipelines		—	—	34,119,240

Reversal of impairment		—	426,560	34,119,240

( I mpairment) reversal net	Ps.	(3,161,108)	426,560	34,119,240

	As of December 31,
	2021	2020	2019	2021	2020	2019	2021	2020	2019
	Pipelines			Landing transport			Vessel
Discount rate	12.57%	11.97%	11.94%	12.57%	11.97%	11.94%	12.57%	11.97%	11.94%
Useful life	20	22	23	3	5	5	17	19	19
As of December 31, 2021, Pemex Logistics recognized a net impairment of Ps. (3,161,108) due to: (i) an impairment in some works in progress, for which a reservation was estimated due to the economic adjustments that PEMEX presents for these projects and (ii) an increase in the discount rate to project future cash flows from 11.97% in 2020 to 12.57% in 2021.
As of December 31, 2020, Pemex Logistics recognized a reversal of impairment in land transport and vessel CGUs for Ps. 426,560, mainly due to an increase in projected cash inflows.

The recoverable amount of assets is based on each asset’s value in use. As of December 31, 2019, Pemex Logistics recognized a reversal of impairment in the CGU of pipelines for Ps. 34,119,240 mainly due to (i) a decrease in the projected cost of losses from fuels subtraction from Ps. 39,388,055 as of December 31, 2018 to Ps. 4,644,846 as of December 31, 2019, which led to an improvement in future cash flows. Furthermore, the CRE established a mechanism that allowed Pemex Logistics to recover, through the pipeline transportation fee, a significant amount of the losses derived from fuel subtraction. Finally, a decrease in the discount rate from 13.55% at the end of 2018 to 11.94% at the end of 2019 due to the differences in curves used in reference rates between Mexican pesos and U.S. dollars.
CGU in Pemex Logistics are pipelines and transport equipment.
The recoverable amounts of the assets as of December 31, 2021, 2020 and 2019, corresponding to the discounted cash flows at the rate of 12.57%, 11.97% and 11.94%, respectively, as follows:

		2021	2020	2019

TAD, TDGL, TOMS (Storage terminals)	Ps.	76,522,522	95,169,597	147,249,859
Pipelines		113,847,249	88,740,662	105,319,693
Primary logistics		72,281,553	108,036,325	73,821,371

Total	Ps.	262,651,324	291,946,584	326,390,923

Cash-Generating Units of Pemex Fertilizers
CGU is a plant used in the ammonia process.
The recoverable amount of assets is based on each asset’s value in use. To determine cash flows, volumes to be produced and sales to be carried out were taken into consideration.
Discount rate
The discount rates used as of December 31, 2020 and 2019 were
9.51
% and
10.15
% respectively, due to the updating of comparable companies taken as reference to the determination of the discount rate.
As of December 31, 2020 and 2019, Pemex Fertilizers recognized an impairment of Ps.
(92,444)

and Ps.

(2,298,775)
,
 respectively in CGUs mentioned above. The impairment was mainly caused from (i) the decrease in projected production due to the lack of raw material, (ii) increase in raw material prices, and (iii) decrease in ammonia prices.

	As of December 31,
	2020	2019

	Plant
Exchange rate	19.9487	18.8452
Discount rate	9.51%	10.15%
Useful life	22	23
Cash-Generating Units of PMI NASA
As of December 31, 2021 and 2020, PMI NASA did not recognize any impairment change.
Cash-Generating Unit are flotating hotels (“Flotels”) “Reforma Pemex” and “Cerro de la Pez” which provide food and hospitality services.
As of December 31, 2019, PMI NASA recognized an impairment of Ps. (515,411), due to (i) an impairment in the Flotel Reforma Pemex of Ps. (1,146,278) as a result of rate adjustments; and (ii) a reversal of impairment of Ps. 630,866 in the Cerro de la Pez Flotel, as a consequence of the recovery in the development of projects. The cash flow methodology was used to determine the value in use of the flotels, applying discount rates of 15.81% and 16.94% with an average useful life of 17 years. The recoverable amount of the flotels is the value in use which amounted Ps. 3,747,142.

G.
PEMEX can conduct exploration and extraction activities through Exploration and Extraction Contracts (“EECs”) (non-audited). The EECs are awarded individually, through associations or joint ventures based on guidelines approved by the
Comisión Nacional de Hidrocarburos
(“National Hydrocarbons Commission” or “CNH”) and are classified into:

a.	Production-sharing contracts;

b.	Profit-sharing contracts;

c.	License agreements; and

d.	Service contracts.
Certain of the EECs are operated though joint arrangements, for which PEMEX recognizes in its financial statements both the rights to the assets and the obligations for the liabilities, as well as profits and losses relating to the arrangements.
EECs as of December 31, 2021 are:

a.	Production-sharing contracts:
The object of the production-sharing contracts is the execution of oil activities under shared production contracts among Mexico through the Mexican Government via the CNH and Pemex Exploration and Production (as contractor), for the contractual area and the sharing of costs, risks, and terms and conditions involved in the contract and in accordance with the applicable regulations and best practices of the industry receiving, in exchange, benefits in favor of the contractor.

I.	Production contracts without a partner

•	Hydrocarbons Exploration and Extraction Contract for Block 29, Cuenca del Sureste, in which Pemex Exploration and Production owns 100% of the project.

•	Hydrocarbon Extraction Contract for the Ek-Balam (shallow water) Block. Pemex Exploration and Production owns 100% of this contractual area.

II.	Production contracts in consortium

•
Exploration and Extraction Contract related to Block 2 Tampico Misantla, pursuant to a consortium formed by Pemex Exploration and Production and Deutsche Erdoel AG (“DEA”) and Compañía Española de Petróleos, S. A. U., (jointly liable). The object of the contract is the realization of oil activities, under shared production contracts, by the contractor for the contractual area and the sharing of costs, risks, terms and conditions involved in the contract and in accordance with the applicable regulations and best practices of the industry, receiving in exchange, benefits in favor of the contractor. Pemex Exploration and Production and DEA each have a 50% interest in this contractual area. Pemex Exploration and Production is the operator under this contract.

•
Exploration and Extraction Contract, related to Block 8 Cuencas del Sureste, pursuant to a consortium formed by Pemex Exploration and Production, EPC Hidrocarburos México, S. A. de C. V. (EPC). and Ecopetrol Global Energy, S. L. U. (jointly liable). Pemex Exploration and Production was designated by all the participating companies and with the approval of the CNH as the operator of this contract and all operational aspects of the petroleum activities will be carried out only by the operator on behalf of all participating companies. Pemex Exploration and Production and EPC each have a 50% interest in this contractual area.

•
Exploration and Extraction Contract, related to Block 16, Tampico Misantla, pursuant to a consortium by Pemex Exploration and Production, Deutsche Erdoel México S. de R.L. de C.V. (as operator) and CEPSA E.P. México S. de R.L. de C.V., as jointly liable. Pemex Exploration and Production owns 40% of this contractual area, DEUTSCHE Erdoel México S. de R.L. de C.V. owns 40%, and CEPSA E.P. México S. de R.L. de C.V. owns 20%.

•
Exploration and Extraction Contract, related to Block 17, Tampico Misantla, pursuant to a consortium by Pemex Exploration and Production, Deutsche Erdoel México S. de R.L. de C.V. (as operator) and CEPSA E.P. México S. de R.L. de C.V., as jointly liable. Pemex Exploration and Production owns 40% of this contractual area, Deutsche Erdoel México S. de R.L. de C.V. owns 40%, and CEPSA E.P. México S. de R.L. de C.V. owns 20%.

•
Exploration and Extraction Contract, related to Block 18, Tampico Misantla, pursuant to a consortium by Pemex Exploration and Production (as operator) and CEPSA E.P. México S. de R.L. de C.V. (as partner). Pemex Exploration and Production owns 80% of this contractual area, and CEPSA E.P. México S. de R.L. de C.V. owns 20%.

•
Hydrocarbons Exploration and Extraction Contract for Block 32, Cuenca del Sureste, by Pemex Exploration and Production (as operator) and Total E&P México, S.A. de C.V. (as partner). Pemex Exploration and Total E&P México, S.A. de C.V each have a 50% interest in this contractual area.

•
Hydrocarbons Exploration and Extraction Contract for Block 33, Cuenca del Sureste, by Pemex Exploration and Production (as operator) and Total E&P México, S.A. de C.V. Pemex Exploration and Total E&P México, S.A. de C.V each have a 50% interest in this contractual area.

•
Hydrocarbons Exploration and Extraction Contract for Block 35, Cuenca del Sureste, by Shell Exploración y Extracción de México, S.A. de C.V (as operator) and Pemex Exploration and Production. Shell Exploración y Extracción de México, S.A. de C.V. and Pemex Exploration each have a 50% interest in this contractual area.

•
Exploration and Extraction Contract, related to the Santuario El Golpe Block, pursuant to a consortium formed by Pemex Exploration and Production (as partner) and Petrofac México, S.A. de C.V. (PETROFAC), as operator. Pemex Exploration and Production owns 64% of this contractual area and PETROFAC owns 36%.

•
Exploration and Extraction Contract, related to the Misión Block, pursuant to a consortium formed by Pemex Exploration and Production (as partner) and Servicios Múltiples de Burgos, S.A. de C.V. (as operator). Pemex Exploration and Production owns 51% of this contractual area and Servicios Múltiples de Burgos, S.A. de C.V. owns 49%.

•
Exploration and Extraction Contract, related to Ébano Block, pursuant to a consortium formed by Pemex Exploration and Production (as partner), DS Servicios Petroleros, S.A. de C.V. (as operator) and D&S Petroleum S.A. de C.V. (as partner). Pemex Exploration and Production owns 45% of this contractual area, Servicios Múltiples de Burgos owns 54.99%, while D&S Petroleum S.A. de C.V. owns 0.01%.

b.	License contracts
The nature of the contract relationship is the execution of oil activities, under the license contracting modality, under which the contractor is granted the right to explore and extract at its exclusive cost and risk hydrocarbons owned by the Mexican nation, who must comply with the obligations arising from the contract in the name and representation of each of the signatory companies in the contractual area in accordance with the applicable regulations, industry best practices and the terms and conditions of the contract. The contractor shall be entitled to payment for hydrocarbons produced, in accordance with the terms of the contracts, and after payments to the Mexican Government are made.

I.	License contracts without association

•	Hydrocarbons Exploration and Extraction Contract for Block 5, Plegado Perdido, in which Pemex Exploration and Production owns 100% of the project.

•	Hydrocarbons Exploration and Extraction Contract for Block 18, Cordilleras Mexicanas, in which Pemex Exploration and Production owns 100% of the project.

II.	License contracts in association

•
Hydrocarbons Exploration and Extraction Contract for Block 3 “Plegado Perdido”, in deep waters, formed by INPEX Corporation (“INPEX”) (as partner), Chevron Energía de Mexico, S. de R.L. de C.V. (“Chevron”) (as operator) and Pemex Exploration and Production, (as partner). Chevron, Pemex Exploration and Production and INPEX have a 37.50%, 27.50% and 35.00% interest in this project, respectively, and will be jointly liable for all obligations of the contractors according to this contract regardless of their participation interest.

•
Hydrocarbons Exploration and Extraction Contract for Block 2, Plegado Perdido, formed by Pemex Exploration and Production (as partner) and Shell Exploración y Extracción de México, S.A. de C.V. (as operator). Pemex Exploration and Production and Shell Exploración y Extracción de México, S.A. de C.V. each have a 50% interest in this project.

•
Hydrocarbons Exploration and Extraction Contract for Block 22, Cuenca Salina, formed by Pemex Exploration and Production, Inpex E&P México, S.A. de C.V., (as partners), and Chevron (as operator). Chevron, Pemex Exploration and Production and Inpex E&P México, S.A. de C.V., have a 37.5%, 27.5% and 35% interest in this project, respectively.

•
A licensing contract with BHP Billiton Petróleo Operaciones de México, S. de R.L. (“BHP Billiton”) for the Trión Block. BHP Billiton owns 60% of the contractual area, while Pemex Exploration and Production owns 40%, and each of the signatory companies are jointly liable for all obligations of the contractors.

•
Hydrocarbons Exploration and Extraction Contract for the Cárdenas Mora Block, for onshore fields, formed by Pemex Exploration and Production (as partner), Petrolera Cárdenas Mora, S. A. P. I. de C. V. (as operator) and Cheiron Holding Limited (jointly liable). Pemex Exploration and Production and Petrolera Cárdenas Mora, S. A. P. I. de C. V. each have a 50% of interest in this project.

•
Hydrocarbons Exploration and Extraction Contract for the Ogarrio Block, for onshore fields, formed by Pemex Exploration and Production (as partner), Deutche Erdoel México, S. de R.L. de C.V. (as operator) and DEA Deutche Erdoel, A.G. (“DEA”) (jointly liable). Pemex Exploration and Production and DEA each have a 50% interest in this project.

•
Hydrocarbons Exploration and Extraction Contract for the Miquetla Block, for onshore fields, formed by Pemex Exploration and Production (as partner) and Operadora de Campos DWF, S.A. de C.V. (as operator). Pemex Exploration and Production has a 49% interest in this project while Operadora de Campos DWF, S.A. de C.V. has a 51% interest.

See below for a condensed statement of comprehensive income and condensed statement of financial position, summarizing the exploration and extraction contracts listed above:

			Production-sharing contracts
As of /For the year ended December 31, 2021	EK-Balam	Block 2	Block 8	Block 16	Block 17	Block 18	Block 29	Block 32	Block 33	Block 35	Santuario El Golpe	Misión	Ébano
Sales:
Net sales	20,234,738	—	—	—	—	—	—	—	—	—	1,692,156	1,333,727	783,110
Cost of sales	7,841,976	92,184	50,089	25,123	24,630	93,107	10,625	67,476	83,185	52,896	1,113,119	1,376,303	1,922,137

Gross income (loss)	12,392,762	(92,184)	(50,089)	(25,123)	(24,630)	(93,107)	(10,625)	(67,476)	(83,185)	(52,896)	579,037	(42,576)	(1,139,027)
Other income (loss), net	4,491	1,966	(1,880)	—	—	(1,506)		(2,071)	—	—	(253)	—	—
Administrative expenses	(491)	—	—	—	—	—	—	—	—	—	—	—	—

Operating income (loss)	12,397,744	(90,218)	(51,969)	(25,123)	(24,630)	(94,613)	(10,625)	(69,547)	(83,185)	(52,896)	578,784	(42,576)	(1,139,027)
Taxes, duties and other

Net income (loss)	12,397,744	(90,218)	(51,969)	(25,123)	(24,630)	(94,613)	(10,625)	(69,547)	(83,185)	(52,896)	578,784	(42,576)	(1,139,027)

Cash and cash equivalents	—	42,061	38,606	—	—	26,230	340	37,642	—	—	15,208	—	—
Accounts receivable	56,287,626	124,199	70,571	62,230	51,129	65,333	(42,020)	136,327	156,263	348,144	10,020,481	6,539,104	2,978,251

Total current assets	56,287,626	166,260	109,177	62,230	51,129	91,563	(41,680)	173,969	156,263	348,144	10,035,689	6,539,104	2,978,251
Wells, pipelines, properties, plant and equipment, net	30,879,038	—	—	—	—	—	—	—	—	—	1,496,628	(2,720)	(40,531)

Total assets	87,166,664	166,260	109,177	62,230	51,129	91,563	(41,680)	173,969	156,263	348,144	11,532,317	6,536,384	2,937,720

Suppliers	21,301,730	(11,241)	(10,031)	78,075	82,208	738	14,423	1,007	313,501	660,569	4,601,290	3,115,048	1,683,279
Taxes and duties payable	36,240	419,672	372,025	—	—	252,913	30,894	67,450	—	—	—	—	—
Other current liabilities	4,655,538	47,138	50,347	53,145	41,450	53,392	(29,855)	264,507	62,729	48,402	2,563,436	1,543,309	500,595

Total liabilities	25,993,508	455,569	412,341	131,220	123,658	307,043	15,462	332,964	376,230	708,971	7,164,726	4,658,357	2,183,874

Equity (deficit), net	48,775,412	(199,091)	(251,195)	(43,867)	(47,899)	(120,867)	(46,517)	(89,448)	(136,782)	(307,931)	3,788,807	1,920,603	1,892,873

		License contracts
As of /For the year ended December 31, 2021	Trion	Block 3	Block 2	Block 5	Block 18	Block 22	Cárdenas Mora	Ogarrio	Miquetla
Sales:
Net sales	—	—	—	—	—	—	1,601,195	1,484,990	272,349
Cost of sales	—	36,687	83,815	61,702	65,865	144,983	1,669,285	822,544	550,117

Gross income (loss)	—	(36,687)	(83,815)	(61,702)	(65,865)	(144,983)	(68,090)	662,446	(277,768)
Other income (loss), net	—	—	—	—	—	—	—	(9,903)	(93)
Administrative expenses	—	—	—	—	—	—	23,718	—	—

Operating income (loss)	—	(36,687)	(83,815)	(61,702)	(65,865)	(144,983)	(91,808)	652,543	(277,861)
Taxes, duties and other	—	—	—	—	—	—	—	—	—

Net income (loss)	—	(36,687)	(83,815)	(61,702)	(65,865)	(144,983)	(91,808)	652,543	(277,861)

Cash and cash equivalents	—	—	—	21	21	—	134	521	—
Accounts receivable	—	65,779	256,144	(223,562)	(245,997)	394,797	6,412,323	(710,357)	793,496

Total current assets	—	65,779	256,144	(223,541)	(245,976)	394,797	6,412,457	(709,836)	793,496
Wells, pipelines, properties, plant and equipment, net	—	—	—	—	—	—	1,067,318	1,377,928	(200,182)

Total assets	—	65,779	256,144	(223,541)	(245,976)	394,797	7,479,775	668,092	593,314

Suppliers	—	181,591	390,009	89,438	99,996	575,293	5,815,218	5,095,259	630,478
Taxes and duties payable	—	—	—	(158,394)	191,513	—	—	—	—
Other current liabilities	—	51,005	172,460	179,409	(176,898)	105,427	(1,390,814)	(8,042,370)	—

Total liabilities	—	232,596	562,469	110,453	114,611	680,720	4,424,404	(2,947,111)	630,478

Equity (deficit), net	—	(130,130)	(222,510)	(272,292)	(294,722)	(140,940)	3,147,179	2,962,660	240,697